Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other current receivables [line items]
Total other current receivables	kr 22,300	kr 24,431
Prepaid expenses [member]
Disclosure of other current receivables [line items]
Total other current receivables	2,546	4,501
Accrued revenues [member]
Disclosure of other current receivables [line items]
Total other current receivables	1,342	1,584
Advance payments to suppliers [member]
Disclosure of other current receivables [line items]
Total other current receivables	338	1,384
Derivatives with a positive value [member]
Disclosure of other current receivables [line items]
Total other current receivables	1,207	1,108
Taxes [member]
Disclosure of other current receivables [line items]
Total other current receivables	15,291	13,974
Others [member]
Disclosure of other current receivables [line items]
Total other current receivables	kr 1,576	kr 1,880